Income Taxes - Income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current
Federal					$ 1,175,834
State					325,880
Deferred
Federal					(2,077,550)	$ (1,085,134)
State					(429,855)
Change in valuation allowance					2,507,405	$ 1,085,134
Income tax provision	$ 121,245	$ 108,315	$ 962,768	$ 108,315	$ 1,501,714